Unrealized Losses on Available-For-Sale Securities and Related Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 171,565	$ 17,173
Unrealized losses, 12 months or less	8,375	295
Fair value, greater than 12 months	8,928	1,311
Unrealized losses, greater than 12 months	1,396	206
Fair value, total	180,493	18,484
Unrealized losses, total	9,771	501
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	38,474
Unrealized losses, 12 months or less	471
Fair value, total	38,474
Unrealized losses, total	471
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	9,551	4,323
Unrealized losses, 12 months or less	459	211
Fair value, greater than 12 months	3,800
Unrealized losses, greater than 12 months	720
Fair value, total	13,351	4,323
Unrealized losses, total	1,179	211
Foreign Government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	1,837
Unrealized losses, 12 months or less	155
Fair value, total	1,837
Unrealized losses, total	155
Public Utilities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	4,427
Unrealized losses, 12 months or less	563
Fair value, greater than 12 months	460	517
Unrealized losses, greater than 12 months	85	30
Fair value, total	4,887	517
Unrealized losses, total	648	30
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	91,430	11,842
Unrealized losses, 12 months or less	5,758	76
Fair value, greater than 12 months	4,668	794
Unrealized losses, greater than 12 months	591	176
Fair value, total	96,098	12,636
Unrealized losses, total	6,349	252
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	25,846	1,008
Unrealized losses, 12 months or less	969	8
Fair value, total	25,846	1,008
Unrealized losses, total	$ 969	$ 8